Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000131671 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000131671 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000131671 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000131671 | FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131671 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131671 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131671 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131671 | FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131671 | FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131671 | FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131671 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000131671 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131671 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131671 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000131671 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000131671 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000131671 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000131671 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000131671 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000131671 | IndustryWireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131671 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131671 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000131671 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131662 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000131662 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000131662 | FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131662 | FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131662 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131662 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131662 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131662 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131662 | FR_855244109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131662 | FR_654106103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131662 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000131662 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131662 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131662 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131662 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131662 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131662 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131662 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131662 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131662 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131662 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000131662 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000131662 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000131662 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000131662 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000131662 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000131662 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000131662 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000131662 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131664 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000131664 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000131664 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000131664 | FR_191216100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000131664 | FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131664 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131664 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131664 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131664 | FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131664 | FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131664 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000131664 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131664 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131664 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000131664 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000131664 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000131664 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000131664 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000131664 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000131664 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131665 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000131665 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000131665 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131665 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131665 | FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131665 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131665 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131665 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131665 | FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131665 | FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131665 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000131665 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131665 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131665 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131665 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131665 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000131665 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131665 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000131665 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000131665 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000131665 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131666 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000131666 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000131666 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131666 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131666 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131666 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131666 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131666 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131666 | FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131666 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131666 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000131666 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131666 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131666 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131666 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131666 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000131666 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131666 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000131666 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000131666 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000131666 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000131666 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000131666 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000131666 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131667 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131667 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000131667 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131667 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131667 | FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131667 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131667 | FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131667 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131667 | FR_031162100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131667 | FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131667 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000131667 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131667 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131667 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131667 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000131667 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131667 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131667 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000131667 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131667 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000131667 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000131667 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000131667 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000131667 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131667 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000131667 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131668 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000131668 | FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131668 | FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131668 | FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131668 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131668 | FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131668 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131668 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131668 | FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131668 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131668 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000131668 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131668 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131668 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131668 | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131668 | Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000131668 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000131668 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000131668 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000131668 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000131668 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131668 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000131668 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000131668 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131669 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000131669 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000131669 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000131669 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000131669 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131669 | FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131669 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131669 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131669 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131669 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131669 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000131669 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131669 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131669 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131669 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131669 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131669 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131669 | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131669 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131669 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000131669 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000131669 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000131669 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131669 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131669 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000131669 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131670 | FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000131670 | FR_824348106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131670 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131670 | FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131670 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131670 | FR_009158106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131670 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131670 | FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131670 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131670 | FR_573284106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131670 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000131670 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131670 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000131670 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131670 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000131670 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131670 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000131670 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000131670 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000131670 | IndustryConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000131670 | IndustryPaper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131670 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000131670 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151119 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000151119 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000151119 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000151119 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000151119 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000151119 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151119 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000151119 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000151119 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151119 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151119 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000151119 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000151119 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000151119 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000151119 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000151119 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000151119 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000151119 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000151119 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131663 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000131663 | FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000131663 | FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000131663 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131663 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131663 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131663 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131663 | FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131663 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131663 | FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131663 | United States of America
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131663 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131663 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000131663 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000131663 | IndustryIndependent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000131663 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131663 | IndustryWater Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131663 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000131663 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Amount rounds to less than 0.1%.
[2]	Amount rounds to less than 0.1%.
[3]	Amount rounds to less than 0.1%.
[4]	Amount rounds to less than 0.1%.
[5]	Amount rounds to less than 0.1%.
[6]	Amount rounds to less than 0.1%.
[7]	Amount rounds to less than 0.1%.